Vessel Operating and Voyage Expenses	12 Months Ended
Dec. 31, 2025
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
16.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2023	2024	2025
Brokerage commissions	137,344	312,605	320,164
Brokerage commissions- related party	279,719	418,070	641,813
Port & other expenses	422,115	273,152	287,538
Bunkers consumption	1,659,761	589,412	57,775
Loss on bunkers	6,213	1,512	—
Total Voyage expenses	$2,505,152	$1,594,751	$1,307,290

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2023	2024	2025
Crew & crew related costs	5,322,589	6,169,695	5,849,156
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,910,363	1,514,348	1,581,057
Lubricants	316,672	221,788	182,080
Insurance	373,244	412,407	377,459
Tonnage taxes	59,300	66,392	70,825
Other	1,410,792	915,769	1,019,261
Total Vessel operating expenses	$9,392,960	$9,300,399	$9,079,838